Derivative financial instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Soybean CBOT	Soybean CBOT
Maturity	July -20	December-19
Outstanding derivative instruments	Soybean options	Soybean futures and accrual
Counterparty	Trading Companies/Banks/CBOT	Trading Companies/Banks/CBOT
Receivable		R$ 428
Payable	(1)	(1,482)
Total Net balance	(1)	(1,054)
Notional ('000)
Short (long) position	R$ (83,344)	R$ (763,206)
Unit	bags	bags
Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Soybean CBOT	Soybean CBOT
Maturity	February-21	June-20
Outstanding derivative instruments	Soybean options	Soybean futures and accrual
Counterparty	Trading Companies/Banks/CBOT	Trading Companies/Banks/CBOT
Receivable	R$ 252
Payable	(774)	(1,165)
Total Net balance	(522)	(1,165)
Notional ('000)
Short (long) position	R$ (199,571)	R$ (182,029)
Unit	bags	bags
Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Soybean CBOT	Soybean CBOT
Maturity	June-21	June-20
Outstanding derivative instruments	Soybean options	Soybean futures
Counterparty	Trading Companies/Banks/CBOT	Trading Companies/Banks/CBOT
Receivable	R$ 1,718	R$ 76
Payable	(1,916)
Total Net balance	(198)	76
Notional ('000)
Short (long) position	R$ (301,625)	R$ (12,891)
Unit	bags	bags
Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Soybean CBOT	Soybean CBOT
Maturity	November-20	February-20
Outstanding derivative instruments	Soybean futures	Soybean options fs
Counterparty	Trading Companies/Banks/CBOT	Trading Companies/Banks/CBOT
Receivable
Payable	(16)	(4,091)
Total Net balance	(16)	(4,091)
Notional ('000)
Short (long) position	R$ (77,107)	R$ (861,786)
Unit	bags	bags
Corn CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk		Corn CBOT
Maturity		August-19
Outstanding derivative instruments		Corn options
Counterparty		RJO Brien
Receivable
Payable		(428)
Total Net balance		(428)
Notional ('000)
Short (long) position		R$ (99,484)
Unit		bags
Corn BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Corn BM&F	Corn BM&F
Maturity	July -20	September-19
Outstanding derivative instruments	Corn options	Corn options
Counterparty	Itau BBA	Itaú BBA
Receivable
Payable	(55)	(246)
Total Net balance	(55)	(246)
Notional ('000)
Short (long) position	R$ (16,650)	R$ (83,250)
Unit	bags	bags
Corn BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Corn BM&F	Corn BM&F
Maturity	September-20	September-19
Outstanding derivative instruments	Corn futures	Corn options
Counterparty	Macquarie	BM&F
Receivable
Payable	(529)	(659)
Total Net balance	(529)	(659)
Notional ('000)
Short (long) position	R$ (83,250)	R$ (249,750)
Unit	bags	bags
Corn CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Corn CBOT	Corn CBOT
Maturity	August-21	September-19
Outstanding derivative instruments	Corn options	Corn futures
Counterparty	FC Stone	Trading Companies/Banks/CBOT
Receivable	R$ 178
Payable	(130)	(457)
Total Net balance	48	(457)
Notional ('000)
Short (long) position	R$ (84,670)	R$ (84,667)
Unit	bags	bags
Corn CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Corn CBOT	Corn CBOT
Maturity	September -20	December-19
Outstanding derivative instruments	Corn futures	Corn futures and accrual
Counterparty	Trading Companies/ Banks /CBOT	Trading Companies/Banks/CBOT
Receivable	R$ 51	R$ 40
Payable	(200)	(426)
Total Net balance	(149)	(386)
Notional ('000)
Short (long) position	R$ (211,500)	R$ (217,361)
Unit	bags	bags
Corn CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Corn CBOT	Corn CBOT
Maturity	August-21	August-20
Outstanding derivative instruments	Corn futures	Corn futures and accrual
Counterparty	Trading Companies/ Banks /CBOT	Trading Companies/Banks/CBOT
Receivable		R$ 27
Payable	(257)
Total Net balance	(257)	27
Notional ('000)
Short (long) position	R$ (254,011)	R$ (33,970)
Unit	bags	bags
Fed Cattle BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Fed Cattle BM&F	Fed Cattle BM&F
Maturity	October-20	July-19
Outstanding derivative instruments	Fed cattle futures	Fed cattle futures
Counterparty	BM&F	BM&F
Receivable
Payable
Total Net balance
Notional ('000)
Short (long) position	R$ (54,450)	R$ (3,630)
Unit	arroba	arroba
Fed Cattle BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk		Fed Cattle BM&F
Maturity		September-19
Outstanding derivative instruments		Fed cattle futures
Counterparty		BM&F
Receivable
Payable
Total Net balance
Notional ('000)
Short (long) position		R$ (3,300)
Unit		arroba
Fed Cattle BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk		Fed Cattle BM&F
Maturity		October-19
Outstanding derivative instruments		Fed cattle futures
Counterparty		BM&F
Receivable
Payable		(51)
Total Net balance		(51)
Notional ('000)
Short (long) position		R$ (9,900)
Unit		arroba
Fed Cattle BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk		Fed Cattle BM&F
Maturity		November-19
Outstanding derivative instruments		Fed cattle futures
Counterparty		Itaú BBA
Receivable
Payable		(38)
Total Net balance		(38)
Notional ('000)
Short (long) position		R$ (6,600)
Unit		arroba
Cotton 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Cotton	Cotton
Maturity	November -20	July-19
Outstanding derivative instruments	Cotton options	Cotton options
Counterparty	Trading Companies/ Banks /CBOT	Trading Companies/ Banks /CBOT
Receivable
Payable	(256)	(84)
Total Net balance	(256)	(84)
Notional ('000)
Short (long) position	R$ (625)	R$ (1,473)
Unit	ton.	ton.
Cotton 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Cotton	Cotton
Maturity	November -21	November-19
Outstanding derivative instruments	Cotton options	Cotton futures and accrual
Counterparty	Trading Companies/ Banks /CBOT	Trading Companies/ Banks /CBOT
Receivable	R$ 127	R$ 106
Payable	(258)
Total Net balance	(131)	106
Notional ('000)
Short (long) position		R$ (89)
Unit	ton.	ton.
Cotton 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Cotton	Cotton
Maturity	December-20	December-19
Outstanding derivative instruments	Cotton futures	Cotton futures
Counterparty	Trading Companies/ Banks /CBOT	Trading Companies/Banks/CBOT
Receivable	R$ 1,038	R$ 142
Payable
Total Net balance	1,038	142
Notional ('000)
Short (long) position	R$ (893)	R$ (112)
Unit	ton.	ton.
Ethanol BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Ethanol BM&F	Ethanol BM&F
Maturity	August-20	July-19
Outstanding derivative instruments	Ethanol futures	Ethanol futures
Counterparty	BM&F	BM&F
Receivable
Payable
Total Net balance
Notional ('000)		R$ (600)
Short (long) position	R$ (150)
Unit	m³	m³
Ethanol BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Ethanol BM&F	Ethanol BM&F
Maturity	September -20	August-19
Outstanding derivative instruments	Ethanol futures	Ethanol futures
Counterparty	BM&F	BM&F
Receivable
Payable
Total Net balance
Notional ('000)		R$ (600)
Short (long) position	R$ (450)
Unit	m³	m³
Ethanol BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Ethanol BM&F	Ethanol BM&F
Maturity	October-20	September-19
Outstanding derivative instruments	Ethanol futures	Ethanol futures
Counterparty	BM&F	BM&F
Receivable
Payable
Total Net balance
Notional ('000)		R$ (300)
Short (long) position	R$ (150)
Unit	m³	m³
Interest R$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Interest R$	Interest R$
Maturity	August-23	August-23
Outstanding derivative instruments	SWAP Pre-DI	SWAP Pre-DI
Counterparty	Bradesco	Bradesco
Receivable	R$ 1,257	R$ 986
Payable
Total Net balance	1,257	986
Notional ('000)		R$ 14,810
Short (long) position	R$ 11,847
Unit	BRL	BRL
Receivable [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Current	R$ 1,059	R$ 2,822
Non-current	184
Total currency risk	1,243	2,822
Current (bags)	2,068	544
Current (arrobas)
Current (tons)	1,038	248
Current (cubic meters)
Non-current (bags)	127	27
Non-current (tons)
Total risk with commodities	3,411	819
Current		986
Noncurrent	1,257	986
Total risk with interest	1,257	986
Total risks	5,911	4,627
Margin deposit	3,015	2,292
Current	7,180	5,906
Non-current	1,746	1,013
Total	206,199	114,300
Payable [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Current	(12,433)	(1,928)
Non-current	(817)
Total currency risk	(13,250)	(1,928)
Current (bags)	(5,644)	(8,954)
Current (arrobas)		(89)
Current (tons)	(256)	(84)
Current (cubic meters)
Non-current (bags)	(387)
Non-current (tons)	(258)
Total risk with commodities	(6,545)	(9,127)
Current
Noncurrent
Total risk with interest
Total risks	(19,795)	(11,055)
Margin deposit
Current	(18,333)	(11,055)
Non-current	(1,462)
Total	254,367	(98,617)
Net balance [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Current	(11,374)	894
Non-current	(633)
Total currency risk	(12,007)	894
Current (bags)	(3,576)	8,410
Current (arrobas)		(89)
Current (tons)	782	164
Current (cubic meters)
Non-current (bags)	(209)	27
Non-current (tons)	(131)
Total risk with commodities	(3,134)	(8,308)
Current		986
Noncurrent	1,257	986
Total risk with interest	1,257	986
Total risks	(13,884)	(6,428)
Margin deposit	3,015	2,292
Notional [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Current	(34,330)	(41,889)
Non-current	(3,690)
Total currency risk	(38,020)	(41,889)
Current (bags)
Current (arrobas)
Current (tons)
Current (cubic meters)
Non-current (bags)
Non-current (tons)
Total risk with commodities
Current		14,810
Noncurrent	11,847	14,810
Total risk with interest	11,847	14,810
Total risks	26,173	(27,079)
Short (long) position
Disclosure of risk management strategy related to hedge accounting [line items]
Current
Total currency risk
Current (bags)		(2,554,424)
Current (arrobas)		(23,430)
Current (tons)		(1,674)
Current (cubic meters)		(1,500)
Non-current (bags)		(33,970)
Non-current (tons)
Total risk with commodities		(2,614,998)
Current
Noncurrent
Total risk with interest
Total risks		(2,614,998)
Unit [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Current
Total currency risk
Current [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable
Payable
Total Net balance
Notional ('000)
Short (long) position
Noncurrent [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable		986
Payable
Total Net balance		986
Notional ('000)		14,810
Short (long) position
Call option (put option) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Current
Non-current
Total currency risk
Current (bags)	(1,476,808)
Current (arrobas)	(54,450)
Current (tons)	(1,518)
Non-current (bags)
Total risk with commodities	(1,872,207)
Noncurrent
Total risk with interest
Total risks	R$ (1,872,207)
Current [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable		5,906
Payable		(11,055)
Non current [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable		1,013
Payable
CornBMAndF3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Corn BM&F
Maturity	September-20
Outstanding derivative instruments	Corn options
Counterparty	BM&F
Receivable
Payable	(1,431)
Total Net balance	(1,431)
Notional ('000)
Short (long) position	R$ (253,350)
Unit	bags
CornBMAndF4 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Corn BM&F
Maturity	September-20
Outstanding derivative instruments	Corn options
Counterparty	Itau BBA
Receivable
Payable	(682)
Total Net balance	(682)
Notional ('000)
Short (long) position	R$ (166,500)
Unit	bags
Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Soybean CBOT
Maturity	December-20
Outstanding derivative instruments	Accrual
Counterparty	Trading Companies/ Banks /CBOT
Receivable	R$ 47
Payable	(40)
Total Net balance	7
Notional ('000)
Short (long) position	R$ (83,911)
Unit	bags
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$	Currency US$
Maturity	August-20	August-19
Outstanding derivative instruments	NDF	Options
Counterparty	Rabobank	FC Stone
Receivable	R$ 141	R$ 396
Payable		(182)
Total Net balance	141	214
Notional ('000)	(4,600)	(4,000)
Short (long) position
Unit	US$	US$
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$	Currency US$
Maturity	November-20	August-19
Outstanding derivative instruments	NDF	Options
Counterparty	Rabobank	Olam
Receivable		R$ 42
Payable	(221)
Total Net balance	(221)	42
Notional ('000)	(1,500)	(500)
Short (long) position
Unit	US$	US$
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$	Currency US$
Maturity	November -20	March-20
Outstanding derivative instruments	NDF	Options
Counterparty	Itau BBA	Itaú BBA
Receivable		R$ 2,220
Payable	(8,958)	(1,536)
Total Net balance	(8,958)	684
Notional ('000)	(14,000)	(14,000)
Short (long) position
Unit	US$	US$
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$	Currency US$
Maturity	June-21	July-19
Outstanding derivative instruments	NDF	NDF
Counterparty	Rabobank	Santander
Receivable		R$ 7
Payable	(1,426)
Total Net balance	(1,426)	7
Notional ('000)	(4,930)	(450)
Short (long) position
Unit	US$	US$
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$	Currency US$
Maturity	June-21	July-19
Outstanding derivative instruments	NDF	NDF
Counterparty	Banco do Brasil	ABC
Receivable		R$ 57
Payable	(1,828)
Total Net balance	(1,828)	57
Notional ('000)	(6,500)	(370)
Short (long) position
Unit	US$	US$
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$	Currency US$
Maturity	June-21	July-19
Outstanding derivative instruments	NDF	NDF
Counterparty	OLAM	Rabobank
Receivable	R$ 733
Payable		(79)
Total Net balance	733	(79)
Notional ('000)	(1,500)	(5,659)
Short (long) position
Unit	US$	US$
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$	Currency US$
Maturity	June-21	July-19
Outstanding derivative instruments	NDF	NDF
Counterparty	Banco do Brasil	Itaú BBA
Receivable	R$ 185	R$ 2
Payable
Total Net balance	185	2
Notional ('000)	(1,300)	(250)
Short (long) position
Unit	US$	US$
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$	Currency US$
Maturity	June-21	July-19
Outstanding derivative instruments	NDF	NDF
Counterparty	Banco do Brasil	Olam
Receivable	R$ 106
Payable	(311)	(131)
Total Net balance	(205)	(131)
Notional ('000)	(1,450)	(4,160)
Short (long) position
Unit	US$	US$
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$	Currency US$
Maturity	June-21	November-19
Outstanding derivative instruments	NDF	NDF
Counterparty	Rabobank	Itaú BBA
Receivable		R$ 77
Payable	(367)
Total Net balance	(367)	77
Notional ('000)	R$ (1,440)	(10,000)
Short (long) position
Unit	US$	US$
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$	Currency US$
Maturity	November -21	November-19
Outstanding derivative instruments	NDF	NDF
Counterparty	Rabobank	Banco Safra
Receivable		R$ 21
Payable	(139)
Total Net balance	(139)	21
Notional ('000)	(520)	(2,500)
Short (long) position
Unit	US$	US$
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$
Maturity	November -21
Outstanding derivative instruments	NDF
Counterparty	Macquarie
Receivable	R$ 78
Payable
Total Net balance	78
Notional ('000)	(280)
Short (long) position
Unit	US$